RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	An affiliated company representing the parent company of Daqo New Material holding 100% equity ownership of Daqo New Material. Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd(“Zhenjiang Daqo) *	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”) **	An affiliated company which is 100% held by Daqo Group

*	Zhenjiang Daqo is primarily engaged in solar cell manufacturing.
**	Daqo Solar is currently dormant, but was initially established to engage in wafer production, and succeeded by the Company.

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties include prepayments to Zhenjiang Daqo for purchase of cells and receivable from Zhenjiang Daqo for sale of wafer. The balances due from Daqo Group represent loans for short-term financing. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2010	2011
Amount due from related party
Daqo Solar	$886,055	$—
Daqo Group	—	2,294,988
Zhenjiang Daqo	—	7,462,697
Other subsidiaries of Daqo Group	17,561	129,625

Total	$903,616	$9,887,310

Subsequent to December 31, 2011, Daqo Group has repaid all the amounts due to Chongqing Daqo, and Zhengjiang Daqo has repaid $679,191 to Chongqing Daqo.

Amount due to related parties include payables for equipment and material procurement from Daqo Group and other subsidiaries under Daqo group and interest expense payable to Daqo Solar. The balances are as follows:

	December 31,
	2010	2011
Amount due to related party
Daqo Group	$44,414	$—
Daqo Solar	20,084	1,552,126
Others	332,743	1,607,230

Total	$397,241	$3,159,356

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2009	2010	2011
Daqo Group	Sales	$—	$—	$1,971
	Purchase-Fixed asset	—	—	15,787,658
	Financing-cash in	—	—	3,095,120
	Financing-cash out	—	—	3,095,120
	Capital conversion	79,884,026	—	—
Zhenjiang Daqo	Sales of wafers	—	—	6,958,317
	Purchase of cells	—	—	3,314,115
	Processing fee	—	—	1,209,769
Daqo Solar	Purchase-Fixed asset	—	12,942,750	20,562,272
	Financing-cash in	—	—	72,199,600
	Financing-cash out	—	—	72,199,600
	Interest charged	—	—	1,552,126
	Short-term interest free loan extended to Daqo Solar	—	—	9,898,458
Others subsidiaries under Daqo Group	Sales	—	—	427,302
	Purchase-Fixed asset	—	989,235	2,027,001
	Purchase-Raw material			300,574
	Rental expense	—	32,136	612,856
	Service expense	—	—	71,426

Total	Sales	$—	$—	$7,387,590

	Purchase-Fixed asset	$—	$13,931,985	$38,376,931

	Purchase-Raw material	$—	$—	$3,614,689

	Processing fee	$—	$—	$1,209,769

	Rental expense	$—	$32,136	$612,856

	Service expense	$—	$—	$71,426

	Interest expense	$—	$—	$1,552,126

	Cash received	$—	$—	$75,294,720

	Cash paid	$—	$—	$85,193,178

	Capital conversion	$79,884,026	$—	$—

Related party transactions with Daqo Group

In September, 2009, the Daqo Group converted $79,884,026 due from Daqo New Material, into equity. This amount was recorded by the Company as a noncontrolling interest.

In 2011, the Group purchased auxiliary electricity transmission and system equipment totaling $15.8 million from Daqo Group. Daqo Group and its subsidiaries are mainly engaged in High-Low-voltage Electrical System, Components, Environmental Protection, and High-speed Railway Equipment.

In 2011, the Company received an interest fee loan of $3,095,120 from Daqo Group, which was fully repaid during the year.

Related party transactions with Zhenjiang Daqo

In 2011, the Company sold $6,958,317 wafers, and purchased cells of $3,314,115, and paid processing fees of $1,209,769 to Zhenjiang Daqo for tolling arrangements of cells.

Related party transactions with Daqo Solar

In July 2010, the Company entered into an equipment purchase contract with Daqo Group to assign Daqo Solar to import $32.8 million of equipment on behalf of the Company. During the years ended December 31, 2010 and 2011, equipment of $12.9 million and $20.6 million has been received by the Group, respectively. As of December 31, 2011, the contract has been fully executed.

In 2011, the Company received loans of $72,199,600 from Daqo Solar, which were fully repaid during the year and accrued interest of $1,552,126. As of December 31, 2011, the Company provided an interest free loan of $9,898,458 to Daqo Solar.

Related party transactions with other subsidiaries of Daqo Group

In 2010, the Group purchased auxiliary electricity transmission and system equipment of $1.0 million from other Daqo Group subsidiaries. In 2011, the Group purchased auxiliary electricity transmission and system equipment of $2.0 million from Daqo Group subsidiaries. The Group also sold modules of $427,302 to, purchased raw materials of $300,574 from and paid service fees of $71,426 to other subsidiaries of Daqo Group.

Year-end balance netting-off

On December 31, 2011, the Company, Daqo Group and Daqo Solar signed a balance netting agreement, pursuant to which a legal right of offset was established. Under this agreement, the amount due to Daqo Group and the amount due from Daqo Solar of $11,729,514 have been netted in the Company’s balance sheet as of December 31, 2011, resulting in an amount due from Daqo Group of $2,294,988 and an amount due to Daqo Solar of $1,552,126 ..